Revenue:	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue
Revenue:
10.	Revenue:

The Company recognized revenue from the following sources:

	Three months ended		Nine months ended
	September 30:		September 30:
Revenue type	2022	2021	2022	2021
Software licensing (Note a)	$2	$—	$6,713	$—
Data processing services	552	1,043	832	3,993
Renewable energy storage systems (Note b)	627	2	627	106
Total	$1,181	$1,045	$8,172	$4,099
(a)	On October 15, 2021, the Company entered into a software license agreement whereby the Company provided software that can be used by the licensee in perpetuity for a one-time fee of $6.5 million, which was received in January 2022 and at which time its performance obligation with respect to the license was met. As such, in accordance with the Company’s accounting policy for the sale of software licenses, the license fee revenue was recognized in 2022. Software licensing revenue includes associated services included in the software license agreement. This revenue is included in the data processing segment.
(b)	At September 30, 2022, the Company had a contract liability of $2.8 million (December 31, 2021 — $3.5 million) relating to the sale of renewable energy storage systems.

18.Revenue:

The Company recognized revenue from the following major sources:

	Year ended December 31,
Revenue type	2021	2020	2019
Data processing services (Note a)	$4,512	$4,212	$3,032
Energy storage systems (Note b)	140	236	442
Other	—	185	278
Total	$4,652	$4,633	$3,752
(a)	Revenue of $334,000 was recognized from opening contract liability balances during the year ended December 31, 2019.
(b)	At December 31, 2021, the Company had a contract liability of $3.5 million (2020 — $2.4 million and 2019 — $1.0 million) relating to the sale of energy storage systems. Revenue recognized from opening contract liability balances was $100,000, $155,000 and $294,000 for the years ended December 31, 2021, 2020 and 2019.

The Company has a significant customer that accounted for 74%, 73% and 46% of total sales for the years ended December 31, 2021, 2020 and 2019.

On October 15, 2021 the Company entered into a software license agreement whereby the Company will provide software that can be used by the licensee in perpetuity for a one-time fee of $6.5 million, which was received in January 2022 and at which time its performance obligations were met. As such, in accordance with the Company’s accounting policy for the sale of software licenses the license fee revenue will be recognized in 2022.